Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE GROWTH TRUST
Entity Central Index Key	0000102816
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000098128
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Growth Opportunities Fund
Class Name	Class A
Trading Symbol	EAFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.05%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in marketing/publishing software firm Adobe Inc. lost value over concerns about competition from artificial intelligence (AI) products

↓ Not owning electric car maker Tesla Inc. ― an Index component ― hurt returns as its stock rose over optimism about the potential launch of autonomous vehicles

↓ An overweight position in semiconductor fabrication equipment maker Lam Research Corp. lost value over concerns about declining capital spending by its clients

↓ Among sectors, stock selections and overweight exposures to the industrials and health care sectors, and stock selections in the financials sector hurt returns

↑ An overweight position in NVIDIA Corp. ― a major microchip supplier for AI applications ― helped relative returns as its stock price soared during the period

↑ An out-of-Index position in global retail and grocery giant Walmart Inc. rose in value as its core U.S. retail business gained market share during the period

↑ An overweight position in video streaming giant Netflix Inc. rose in value as it increased ad revenue, grew its subscriber base, and raised subscription rates

↑ Among sectors, stock selections in consumer staples, as well as stock selections and an overweight exposure to the communication services sector, helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	S&P 500® Index	Russell 1000® Growth Index
2/15	$10,000	$10,000	$10,000
3/15	$9,427	$9,842	$9,886
4/15	$9,321	$9,936	$9,936
5/15	$9,532	$10,064	$10,076
6/15	$9,418	$9,869	$9,898
7/15	$9,659	$10,076	$10,234
8/15	$9,021	$9,468	$9,612
9/15	$8,727	$9,234	$9,375
10/15	$9,382	$10,013	$10,182
11/15	$9,533	$10,042	$10,210
12/15	$9,484	$9,884	$10,060
1/16	$8,739	$9,394	$9,499
2/16	$8,564	$9,381	$9,495
3/16	$9,160	$10,017	$10,135
4/16	$9,202	$10,056	$10,043
5/16	$9,448	$10,237	$10,238
6/16	$9,298	$10,263	$10,197
7/16	$9,863	$10,642	$10,679
8/16	$9,863	$10,657	$10,626
9/16	$9,930	$10,659	$10,665
10/16	$9,719	$10,464	$10,414
11/16	$9,797	$10,852	$10,641
12/16	$9,797	$11,066	$10,772
1/17	$10,242	$11,276	$11,135
2/17	$10,585	$11,724	$11,598
3/17	$10,567	$11,738	$11,732
4/17	$10,850	$11,858	$12,000
5/17	$11,138	$12,025	$12,312
6/17	$11,144	$12,100	$12,280
7/17	$11,317	$12,349	$12,606
8/17	$11,371	$12,387	$12,837
9/17	$11,474	$12,642	$13,004
10/17	$11,666	$12,937	$13,508
11/17	$12,063	$13,334	$13,919
12/17	$12,262	$13,482	$14,027
1/18	$13,260	$14,254	$15,020
2/18	$13,020	$13,729	$14,627
3/18	$12,599	$13,380	$14,226
4/18	$12,791	$13,431	$14,275
5/18	$13,387	$13,755	$14,901
6/18	$13,489	$13,839	$15,044
7/18	$13,868	$14,354	$15,486
8/18	$14,415	$14,822	$16,333
9/18	$14,650	$14,906	$16,424
10/18	$13,334	$13,888	$14,955
11/18	$13,371	$14,171	$15,114
12/18	$12,338	$12,891	$13,815
1/19	$13,655	$13,924	$15,056
2/19	$14,169	$14,371	$15,595
3/19	$14,419	$14,650	$16,039
4/19	$14,999	$15,244	$16,764
5/19	$13,582	$14,275	$15,705
6/19	$14,643	$15,281	$16,783
7/19	$14,952	$15,501	$17,162
8/19	$14,531	$15,255	$17,031
9/19	$14,319	$15,540	$17,033
10/19	$14,824	$15,877	$17,513
11/19	$15,568	$16,453	$18,290
12/19	$15,971	$16,950	$18,842
1/20	$16,172	$16,943	$19,263
2/20	$15,068	$15,549	$17,951
3/20	$13,423	$13,628	$16,185
4/20	$15,540	$15,375	$18,580
5/20	$16,790	$16,107	$19,828
6/20	$17,589	$16,428	$20,691
7/20	$18,728	$17,354	$22,283
8/20	$20,548	$18,601	$24,582
9/20	$19,644	$17,895	$23,426
10/20	$19,196	$17,419	$22,630
11/20	$22,028	$19,326	$24,947
12/20	$23,031	$20,069	$26,095
1/21	$22,719	$19,866	$25,901
2/21	$23,685	$20,414	$25,895
3/21	$23,556	$21,308	$26,340
4/21	$24,818	$22,445	$28,133
5/21	$24,574	$22,602	$27,743
6/21	$25,654	$23,129	$29,484
7/21	$25,905	$23,679	$30,456
8/21	$26,506	$24,399	$31,594
9/21	$25,031	$23,264	$29,825
10/21	$26,643	$24,894	$32,408
11/21	$26,202	$24,721	$32,606
12/21	$26,769	$25,829	$33,296
1/22	$24,228	$24,493	$30,438
2/22	$23,455	$23,759	$29,145
3/22	$23,349	$24,642	$30,285
4/22	$20,266	$22,493	$26,628
5/22	$20,017	$22,534	$26,009
6/22	$18,036	$20,674	$23,949
7/22	$20,328	$22,580	$26,823
8/22	$19,404	$21,659	$25,574
9/22	$17,396	$19,665	$23,088
10/22	$18,738	$21,257	$24,437
11/22	$19,653	$22,445	$25,550
12/22	$18,093	$21,151	$23,594
1/23	$19,746	$22,480	$25,561
2/23	$19,066	$21,932	$25,257
3/23	$20,543	$22,737	$26,984
4/23	$20,848	$23,092	$27,250
5/23	$21,763	$23,192	$28,492
6/23	$23,287	$24,725	$30,441
7/23	$24,178	$25,519	$31,466
8/23	$24,084	$25,113	$31,184
9/23	$22,677	$23,916	$29,488
10/23	$22,302	$23,413	$29,068
11/23	$24,577	$25,551	$32,237
12/23	$25,671	$26,712	$33,664
1/24	$26,757	$27,161	$34,504
2/24	$28,833	$28,611	$36,858
3/24	$29,352	$29,531	$37,507
4/24	$27,831	$28,325	$35,916
5/24	$29,968	$29,730	$38,066
6/24	$32,116	$30,796	$40,633
7/24	$31,525	$31,171	$39,942
8/24	$32,406	$31,927	$40,773
9/24	$32,949	$32,609	$41,929
10/24	$32,828	$32,313	$41,790
11/24	$34,590	$34,210	$44,500
12/24	$34,472	$33,395	$44,893
1/25	$35,262	$34,325	$45,781
2/25	$34,277	$33,877	$44,136

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	18.85%	17.85%	13.71%
Class A with 5.25% Maximum Sales Charge	12.63%	16.59%	13.10%
S&P 500® Index	18.41%	16.84%	12.97%
Russell 1000® Growth Index	19.75%	19.70%	15.99%

AssetsNet	$ 120,725,854
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,129,480
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$120,725,854
# of Portfolio Holdings	37
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,129,480

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.8%
Short-Term Investments	0.8%
Consumer Staples	3.8%
Financials	6.4%
Health Care	7.0%
Industrials	7.3%
Consumer Discretionary	12.2%
Communication Services	15.2%
Information Technology	46.5%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.8%
Apple, Inc.	9.9%
Microsoft Corp.	9.6%
Amazon.com, Inc.	8.6%
Alphabet, Inc., Class C	6.2%
Meta Platforms, Inc., Class A	5.5%
Broadcom, Inc.	4.2%
Eli Lilly & Co.	3.8%
Netflix, Inc.	3.5%
TJX Cos., Inc.	2.5%
Total	64.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098129
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Growth Opportunities Fund
Class Name	Class C
Trading Symbol	ECFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.80%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in marketing/publishing software firm Adobe Inc. lost value over concerns about competition from artificial intelligence (AI) products

↓ Not owning electric car maker Tesla Inc. ― an Index component ― hurt returns as its stock rose over optimism about the potential launch of autonomous vehicles

↓ An overweight position in semiconductor fabrication equipment maker Lam Research Corp. lost value over concerns about declining capital spending by its clients

↓ Among sectors, stock selections and overweight exposures to the industrials and health care sectors, and stock selections in the financials sector hurt returns

↑ An overweight position in NVIDIA Corp. ― a major microchip supplier for AI applications ― helped relative returns as its stock price soared during the period

↑ An out-of-Index position in global retail and grocery giant Walmart Inc. rose in value as its core U.S. retail business gained market share during the period

↑ An overweight position in video streaming giant Netflix Inc. rose in value as it increased ad revenue, grew its subscriber base, and raised subscription rates

↑ Among sectors, stock selections in consumer staples, as well as stock selections and an overweight exposure to the communication services sector, helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	S&P 500® Index	Russell 1000® Growth Index
2/15	$10,000	$10,000	$10,000
3/15	$9,942	$9,842	$9,886
4/15	$9,826	$9,936	$9,936
5/15	$10,043	$10,064	$10,076
6/15	$9,919	$9,869	$9,898
7/15	$10,160	$10,076	$10,234
8/15	$9,482	$9,468	$9,612
9/15	$9,162	$9,234	$9,375
10/15	$9,853	$10,013	$10,182
11/15	$10,004	$10,042	$10,210
12/15	$9,945	$9,884	$10,060
1/16	$9,162	$9,394	$9,499
2/16	$8,973	$9,381	$9,495
3/16	$9,586	$10,017	$10,135
4/16	$9,625	$10,056	$10,043
5/16	$9,880	$10,237	$10,238
6/16	$9,710	$10,263	$10,197
7/16	$10,297	$10,642	$10,679
8/16	$10,291	$10,657	$10,626
9/16	$10,356	$10,659	$10,665
10/16	$10,128	$10,464	$10,414
11/16	$10,206	$10,852	$10,641
12/16	$10,193	$11,066	$10,772
1/17	$10,656	$11,276	$11,135
2/17	$11,002	$11,724	$11,598
3/17	$10,982	$11,738	$11,732
4/17	$11,263	$11,858	$12,000
5/17	$11,557	$12,025	$12,312
6/17	$11,557	$12,100	$12,280
7/17	$11,726	$12,349	$12,606
8/17	$11,772	$12,387	$12,837
9/17	$11,870	$12,642	$13,004
10/17	$12,059	$12,937	$13,508
11/17	$12,464	$13,334	$13,919
12/17	$12,666	$13,482	$14,027
1/18	$13,690	$14,254	$15,020
2/18	$13,429	$13,729	$14,627
3/18	$12,992	$13,380	$14,226
4/18	$13,181	$13,431	$14,275
5/18	$13,782	$13,755	$14,901
6/18	$13,886	$13,839	$15,044
7/18	$14,264	$14,354	$15,486
8/18	$14,811	$14,822	$16,333
9/18	$15,046	$14,906	$16,424
10/18	$13,684	$13,888	$14,955
11/18	$13,718	$14,171	$15,114
12/18	$12,648	$12,891	$13,815
1/19	$13,992	$13,924	$15,056
2/19	$14,509	$14,371	$15,595
3/19	$14,760	$14,650	$16,039
4/19	$15,342	$15,244	$16,764
5/19	$13,884	$14,275	$15,705
6/19	$14,961	$15,281	$16,783
7/19	$15,263	$15,501	$17,162
8/19	$14,825	$15,255	$17,031
9/19	$14,593	$15,540	$17,033
10/19	$15,100	$15,877	$17,513
11/19	$15,854	$16,453	$18,290
12/19	$16,250	$16,950	$18,842
1/20	$16,448	$16,943	$19,263
2/20	$15,316	$15,549	$17,951
3/20	$13,636	$13,628	$16,185
4/20	$15,772	$15,375	$18,580
5/20	$17,034	$16,107	$19,828
6/20	$17,832	$16,428	$20,691
7/20	$18,972	$17,354	$22,283
8/20	$20,806	$18,601	$24,582
9/20	$19,876	$17,895	$23,426
10/20	$19,415	$17,419	$22,630
11/20	$22,265	$19,326	$24,947
12/20	$23,263	$20,069	$26,095
1/21	$22,936	$19,866	$25,901
2/21	$23,892	$20,414	$25,895
3/21	$23,749	$21,308	$26,340
4/21	$25,007	$22,445	$28,133
5/21	$24,748	$22,602	$27,743
6/21	$25,813	$23,129	$29,484
7/21	$26,056	$23,679	$30,456
8/21	$26,643	$24,399	$31,594
9/21	$25,141	$23,264	$29,825
10/21	$26,744	$24,894	$32,408
11/21	$26,282	$24,721	$32,606
12/21	$26,837	$25,829	$33,296
1/22	$24,272	$24,493	$30,438
2/22	$23,490	$23,759	$29,145
3/22	$23,361	$24,642	$30,285
4/22	$20,271	$22,493	$26,628
5/22	$20,004	$22,534	$26,009
6/22	$18,014	$20,674	$23,949
7/22	$20,291	$22,580	$26,823
8/22	$19,350	$21,659	$25,574
9/22	$17,340	$19,665	$23,088
10/22	$18,667	$21,257	$24,437
11/22	$19,568	$22,445	$25,550
12/22	$18,008	$21,151	$23,594
1/23	$19,639	$22,480	$25,561
2/23	$18,946	$21,932	$25,257
3/23	$20,400	$22,737	$26,984
4/23	$20,686	$23,092	$27,250
5/23	$21,583	$23,192	$28,492
6/23	$23,078	$24,725	$30,441
7/23	$23,947	$25,519	$31,466
8/23	$23,839	$25,113	$31,184
9/23	$22,425	$23,916	$29,488
10/23	$22,045	$23,413	$29,068
11/23	$24,287	$25,551	$32,237
12/23	$25,351	$26,712	$33,664
1/24	$26,406	$27,161	$34,504
2/24	$28,445	$28,611	$36,858
3/24	$28,937	$29,531	$37,507
4/24	$27,418	$28,325	$35,916
5/24	$29,499	$29,730	$38,066
6/24	$31,608	$30,796	$40,633
7/24	$31,004	$31,171	$39,942
8/24	$31,847	$31,927	$40,773
9/24	$32,353	$32,609	$41,929
10/24	$32,213	$32,313	$41,790
11/24	$33,928	$34,210	$44,500
12/24	$33,789	$33,395	$44,893
1/25	$34,539	$34,325	$45,781
2/25	$34,054	$33,877	$44,136

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	17.94%	16.97%	13.02%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	16.94%	16.97%	13.02%
S&P 500® Index	18.41%	16.84%	12.97%
Russell 1000® Growth Index	19.75%	19.70%	15.99%

AssetsNet	$ 120,725,854
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,129,480
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$120,725,854
# of Portfolio Holdings	37
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,129,480

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.8%
Short-Term Investments	0.8%
Consumer Staples	3.8%
Financials	6.4%
Health Care	7.0%
Industrials	7.3%
Consumer Discretionary	12.2%
Communication Services	15.2%
Information Technology	46.5%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.8%
Apple, Inc.	9.9%
Microsoft Corp.	9.6%
Amazon.com, Inc.	8.6%
Alphabet, Inc., Class C	6.2%
Meta Platforms, Inc., Class A	5.5%
Broadcom, Inc.	4.2%
Eli Lilly & Co.	3.8%
Netflix, Inc.	3.5%
TJX Cos., Inc.	2.5%
Total	64.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098130
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Growth Opportunities Fund
Class Name	Class I
Trading Symbol	EIFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Focused Growth Opportunities Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ An overweight position in marketing/publishing software firm Adobe Inc. lost value over concerns about competition from artificial intelligence (AI) products

↓ Not owning electric car maker Tesla Inc. ― an Index component ― hurt returns as its stock rose over optimism about the potential launch of autonomous vehicles

↓ An overweight position in semiconductor fabrication equipment maker Lam Research Corp. lost value over concerns about declining capital spending by its clients

↓ Among sectors, stock selections and overweight exposures to the industrials and health care sectors, and stock selections in the financials sector hurt returns

↑ An overweight position in NVIDIA Corp. ― a major microchip supplier for AI applications ― helped relative returns as its stock price soared during the period

↑ An out-of-Index position in global retail and grocery giant Walmart Inc. rose in value as its core U.S. retail business gained market share during the period

↑ An overweight position in video streaming giant Netflix Inc. rose in value as it increased ad revenue, grew its subscriber base, and raised subscription rates

↑ Among sectors, stock selections in consumer staples, as well as stock selections and an overweight exposure to the communication services sector, helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	Russell 1000® Growth Index
2/15	$1,000,000	$1,000,000	$1,000,000
3/15	$995,019	$984,186	$988,627
4/15	$984,430	$993,627	$993,578
5/15	$1,006,638	$1,006,404	$1,007,564
6/15	$995,285	$986,922	$989,814
7/15	$1,020,495	$1,007,600	$1,023,379
8/15	$953,057	$946,807	$961,231
9/15	$922,177	$923,380	$937,452
10/15	$992,149	$1,001,271	$1,018,172
11/15	$1,007,901	$1,004,248	$1,021,030
12/15	$1,003,487	$988,409	$1,006,046
1/16	$924,695	$939,360	$949,881
2/16	$905,780	$938,093	$949,476
3/16	$968,807	$1,001,732	$1,013,510
4/16	$973,853	$1,005,615	$1,004,255
5/16	$1,000,328	$1,023,674	$1,023,757
6/16	$984,570	$1,026,326	$1,019,736
7/16	$1,045,073	$1,064,166	$1,067,870
8/16	$1,044,449	$1,065,660	$1,062,564
9/16	$1,052,013	$1,065,861	$1,066,451
10/16	$1,029,949	$1,046,419	$1,041,408
11/16	$1,038,782	$1,085,173	$1,064,067
12/16	$1,038,789	$1,106,623	$1,077,239
1/17	$1,086,071	$1,127,611	$1,113,541
2/17	$1,122,624	$1,172,384	$1,159,792
3/17	$1,121,359	$1,173,752	$1,173,207
4/17	$1,150,977	$1,185,806	$1,200,038
5/17	$1,181,874	$1,202,494	$1,231,242
6/17	$1,183,127	$1,209,999	$1,227,999
7/17	$1,201,300	$1,234,880	$1,260,638
8/17	$1,207,632	$1,238,660	$1,283,747
9/17	$1,218,380	$1,264,211	$1,300,438
10/17	$1,239,242	$1,293,712	$1,350,827
11/17	$1,281,594	$1,333,390	$1,391,865
12/17	$1,303,091	$1,348,216	$1,402,700
1/18	$1,409,939	$1,425,406	$1,502,048
2/18	$1,384,015	$1,372,870	$1,462,663
3/18	$1,339,758	$1,337,981	$1,422,552
4/18	$1,360,620	$1,343,115	$1,427,522
5/18	$1,423,834	$1,375,459	$1,490,092
6/18	$1,435,848	$1,383,925	$1,504,440
7/18	$1,475,664	$1,435,426	$1,548,605
8/18	$1,534,389	$1,482,200	$1,633,277
9/18	$1,559,681	$1,490,637	$1,642,405
10/18	$1,419,532	$1,388,751	$1,495,530
11/18	$1,424,078	$1,417,052	$1,511,415
12/18	$1,314,861	$1,289,105	$1,381,467
1/19	$1,455,190	$1,392,409	$1,505,642
2/19	$1,509,804	$1,437,116	$1,559,514
3/19	$1,537,472	$1,465,042	$1,603,902
4/19	$1,599,689	$1,524,361	$1,676,366
5/19	$1,448,285	$1,427,491	$1,570,464
6/19	$1,562,360	$1,528,095	$1,678,319
7/19	$1,595,551	$1,550,057	$1,716,217
8/19	$1,550,648	$1,525,503	$1,703,072
9/19	$1,528,353	$1,554,046	$1,703,284
10/19	$1,582,726	$1,587,706	$1,751,302
11/19	$1,662,855	$1,645,338	$1,828,995
12/19	$1,705,933	$1,694,998	$1,884,178
1/20	$1,727,763	$1,694,333	$1,926,299
2/20	$1,610,549	$1,554,857	$1,795,115
3/20	$1,434,351	$1,362,812	$1,618,520
4/20	$1,660,776	$1,537,517	$1,858,014
5/20	$1,794,727	$1,610,745	$1,982,750
6/20	$1,881,372	$1,642,779	$2,069,089
7/20	$2,002,978	$1,735,407	$2,228,283
8/20	$2,198,253	$1,860,149	$2,458,224
9/20	$2,102,039	$1,789,469	$2,342,564
10/20	$2,054,290	$1,741,881	$2,263,007
11/20	$2,358,641	$1,932,554	$2,494,720
12/20	$2,466,055	$2,006,857	$2,609,455
1/21	$2,433,393	$1,986,596	$2,590,148
2/21	$2,536,832	$2,041,376	$2,589,549
3/21	$2,523,334	$2,130,780	$2,634,038
4/21	$2,659,425	$2,244,497	$2,813,254
5/21	$2,633,943	$2,260,173	$2,774,343
6/21	$2,750,080	$2,312,937	$2,948,399
7/21	$2,777,913	$2,367,880	$3,045,567
8/21	$2,843,163	$2,439,877	$3,159,438
9/21	$2,685,607	$2,326,399	$2,982,491
10/21	$2,859,078	$2,489,391	$3,240,821
11/21	$2,812,129	$2,472,142	$3,260,635
12/21	$2,873,975	$2,582,934	$3,329,574
1/22	$2,601,146	$2,449,274	$3,043,813
2/22	$2,519,484	$2,375,940	$2,914,532
3/22	$2,508,348	$2,464,157	$3,028,542
4/22	$2,177,985	$2,249,278	$2,662,810
5/22	$2,151,073	$2,253,405	$2,600,906
6/22	$1,938,564	$2,067,400	$2,394,885
7/22	$2,185,408	$2,258,024	$2,682,321
8/22	$2,086,114	$2,165,937	$2,557,368
9/22	$1,870,821	$1,966,457	$2,308,752
10/22	$2,015,587	$2,125,664	$2,443,694
11/22	$2,114,881	$2,244,455	$2,555,046
12/22	$1,947,533	$2,115,142	$2,359,440
1/23	$2,125,905	$2,248,045	$2,556,094
2/23	$2,051,886	$2,193,195	$2,525,737
3/23	$2,212,057	$2,273,716	$2,698,386
4/23	$2,244,819	$2,309,205	$2,725,009
5/23	$2,344,320	$2,319,243	$2,849,210
6/23	$2,508,131	$2,472,487	$3,044,055
7/23	$2,605,204	$2,551,916	$3,146,608
8/23	$2,595,497	$2,511,285	$3,118,355
9/23	$2,443,820	$2,391,553	$2,948,767
10/23	$2,403,777	$2,341,267	$2,906,784
11/23	$2,651,314	$2,555,084	$3,223,656
12/23	$2,769,393	$2,671,163	$3,366,405
1/24	$2,887,904	$2,716,050	$3,450,369
2/24	$3,111,202	$2,861,075	$3,685,777
3/24	$3,168,585	$2,953,129	$3,750,663
4/24	$3,005,166	$2,832,509	$3,591,575
5/24	$3,237,196	$2,972,958	$3,806,586
6/24	$3,469,227	$3,079,634	$4,063,270
7/24	$3,405,606	$3,117,121	$3,994,152
8/24	$3,501,661	$3,192,732	$4,077,342
9/24	$3,560,292	$3,260,920	$4,192,855
10/24	$3,549,065	$3,231,348	$4,178,980
11/24	$3,739,929	$3,421,031	$4,450,030
12/24	$3,727,657	$3,339,480	$4,489,311
1/25	$3,814,347	$3,432,476	$4,578,111
2/25	$3,708,133	$3,387,689	$4,413,634

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	19.18%	18.14%	13.99%
S&P 500® Index	18.41%	16.84%	12.97%
Russell 1000® Growth Index	19.75%	19.70%	15.99%

AssetsNet	$ 120,725,854
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 1,129,480
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$120,725,854
# of Portfolio Holdings	37
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$1,129,480

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.8%
Short-Term Investments	0.8%
Consumer Staples	3.8%
Financials	6.4%
Health Care	7.0%
Industrials	7.3%
Consumer Discretionary	12.2%
Communication Services	15.2%
Information Technology	46.5%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	10.8%
Apple, Inc.	9.9%
Microsoft Corp.	9.6%
Amazon.com, Inc.	8.6%
Alphabet, Inc., Class C	6.2%
Meta Platforms, Inc., Class A	5.5%
Broadcom, Inc.	4.2%
Eli Lilly & Co.	3.8%
Netflix, Inc.	3.5%
TJX Cos., Inc.	2.5%
Total	64.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098131
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Value Opportunities Fund
Class Name	Class A
Trading Symbol	EAFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight holding in agricultural chemical firm FMC Corp. ― sold by period-end ― declined in value due to excess inventory and struggles in overseas markets

↓ An overweight position in analog chipmaker ON Semiconductor Corp. lost value due to softening demand, especially among its automotive and industrial customers

↓ An overweight position in discount chain Dollar Tree Inc. ― sold by period-end ― lost value over concerns about competition, product theft, and firm strategy

↓ Among sectors, stock selections in the consumer staples and energy sectors, and stock selections and an overweight exposure to the materials sector hurt returns

↑ An overweight position in international broker/dealer Interactive Brokers Group Inc. doubled in value on strong account growth, commission revenues, and margins

↑ An overweight position in conglomerate 3M Co. grew in value as it settled class-action suits, spun off its health care business, and hired a new CEO and CFO

↑ An overweight position in aluminum producer Alcoa Corp. ― sold by period-end ― increased in value over rising aluminum prices and customer demand

↑ Among sectors, stock selections in industrials and consumer discretionary, and stock selections and an overweight exposure to utilities helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 1000® Value Index
2/15	$10,000	$10,000	$10,000
3/15	$9,377	$9,898	$9,864
4/15	$9,403	$9,943	$9,956
5/15	$9,520	$10,081	$10,076
6/15	$9,285	$9,912	$9,875
7/15	$9,480	$10,078	$9,918
8/15	$8,881	$9,469	$9,327
9/15	$8,598	$9,193	$9,046
10/15	$9,278	$9,920	$9,728
11/15	$9,325	$9,975	$9,765
12/15	$9,192	$9,770	$9,555
1/16	$8,817	$9,219	$9,062
2/16	$8,633	$9,216	$9,059
3/16	$9,158	$9,864	$9,712
4/16	$9,219	$9,926	$9,916
5/16	$9,355	$10,103	$10,070
6/16	$9,329	$10,124	$10,157
7/16	$9,527	$10,526	$10,452
8/16	$9,547	$10,553	$10,532
9/16	$9,445	$10,569	$10,511
10/16	$9,268	$10,340	$10,348
11/16	$9,568	$10,803	$10,939
12/16	$9,883	$11,014	$11,212
1/17	$10,007	$11,221	$11,292
2/17	$10,331	$11,639	$11,698
3/17	$10,255	$11,647	$11,579
4/17	$10,310	$11,770	$11,557
5/17	$10,345	$11,891	$11,546
6/17	$10,566	$11,998	$11,734
7/17	$10,617	$12,224	$11,890
8/17	$10,541	$12,248	$11,752
9/17	$10,934	$12,546	$12,100
10/17	$11,114	$12,820	$12,188
11/17	$11,563	$13,209	$12,561
12/17	$11,872	$13,341	$12,744
1/18	$12,335	$14,045	$13,237
2/18	$11,850	$13,527	$12,605
3/18	$11,765	$13,255	$12,383
4/18	$11,986	$13,306	$12,424
5/18	$11,979	$13,681	$12,498
6/18	$12,064	$13,771	$12,529
7/18	$12,699	$14,228	$13,025
8/18	$12,994	$14,728	$13,217
9/18	$13,094	$14,752	$13,243
10/18	$12,124	$13,666	$12,558
11/18	$12,347	$13,939	$12,933
12/18	$11,173	$12,642	$11,691
1/19	$12,072	$13,727	$12,601
2/19	$12,485	$14,210	$13,003
3/19	$12,559	$14,417	$13,086
4/19	$13,416	$14,993	$13,550
5/19	$12,452	$14,023	$12,679
6/19	$13,383	$15,008	$13,589
7/19	$13,647	$15,231	$13,702
8/19	$13,253	$14,920	$13,299
9/19	$13,659	$15,182	$13,773
10/19	$13,750	$15,509	$13,966
11/19	$14,356	$16,099	$14,398
12/19	$14,787	$16,564	$14,794
1/20	$14,512	$16,545	$14,475
2/20	$13,039	$15,191	$13,074
3/20	$10,674	$13,102	$10,839
4/20	$12,011	$14,837	$12,058
5/20	$12,465	$15,630	$12,471
6/20	$12,362	$15,988	$12,388
7/20	$12,953	$16,896	$12,878
8/20	$13,498	$18,120	$13,411
9/20	$13,146	$17,460	$13,081
10/20	$12,918	$17,083	$12,909
11/20	$14,570	$19,161	$14,646
12/20	$15,080	$20,023	$15,207
1/21	$14,859	$19,934	$15,068
2/21	$15,972	$20,557	$15,979
3/21	$16,856	$21,294	$16,919
4/21	$17,563	$22,392	$17,595
5/21	$17,855	$22,494	$18,006
6/21	$17,678	$23,049	$17,800
7/21	$17,652	$23,438	$17,942
8/21	$17,961	$24,107	$18,298
9/21	$17,457	$23,025	$17,661
10/21	$18,421	$24,582	$18,558
11/21	$17,625	$24,208	$17,904
12/21	$18,622	$25,161	$19,033
1/22	$18,719	$23,681	$18,590
2/22	$18,865	$23,085	$18,374
3/22	$19,079	$23,833	$18,893
4/22	$18,068	$21,694	$17,827
5/22	$18,418	$21,665	$18,174
6/22	$16,959	$19,853	$16,586
7/22	$18,087	$21,715	$17,686
8/22	$17,572	$20,905	$17,159
9/22	$16,249	$18,967	$15,654
10/22	$18,029	$20,522	$17,259
11/22	$18,953	$21,593	$18,338
12/22	$17,970	$20,329	$17,599
1/23	$19,029	$21,729	$18,511
2/23	$18,242	$21,221	$17,858
3/23	$17,425	$21,788	$17,776
4/23	$17,788	$22,021	$18,044
5/23	$17,365	$22,106	$17,348
6/23	$18,424	$23,616	$18,500
7/23	$19,332	$24,462	$19,151
8/23	$18,646	$23,990	$18,634
9/23	$17,849	$22,847	$17,915
10/23	$16,991	$22,242	$17,282
11/23	$18,182	$24,316	$18,586
12/23	$19,429	$25,605	$19,616
1/24	$18,837	$25,889	$19,636
2/24	$19,771	$27,291	$20,361
3/24	$20,891	$28,171	$21,379
4/24	$20,694	$26,931	$20,465
5/24	$21,389	$28,204	$21,114
6/24	$20,881	$29,077	$20,916
7/24	$21,586	$29,617	$21,985
8/24	$21,762	$30,262	$22,575
9/24	$22,271	$30,888	$22,888
10/24	$22,011	$30,661	$22,636
11/24	$23,381	$32,701	$24,081
12/24	$21,810	$31,701	$22,434
1/25	$22,561	$32,702	$23,473
2/25	$22,397	$32,076	$23,568

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	13.27%	11.42%	8.98%
Class A with 5.25% Maximum Sales Charge	7.31%	10.23%	8.39%
Russell 3000® Index	17.53%	16.11%	12.35%
Russell 1000® Value Index	15.75%	12.50%	8.94%

AssetsNet	$ 239,017,397
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,536,666
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$239,017,397
# of Portfolio Holdings	36
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$1,536,666

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	1.4%
Energy	2.7%
Real Estate	2.8%
Short-Term Investments	2.8%
Materials	3.1%
Communication Services	5.8%
Utilities	5.9%
Information Technology	7.0%
Consumer Discretionary	8.0%
Consumer Staples	9.4%
Industrials	14.0%
Health Care	17.6%
Financials	19.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Wells Fargo & Co.	4.1%
Walt Disney Co.	4.0%
AbbVie, Inc.	3.6%
3M Co.	3.6%
Bristol-Myers Squibb Co.	3.4%
Travelers Cos., Inc.	3.4%
McDonald's Corp.	3.4%
Clorox Co.	3.2%
Ball Corp.	3.1%
American International Group, Inc.	3.1%
Total	34.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098132
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Value Opportunities Fund
Class Name	Class C
Trading Symbol	ECFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.74%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight holding in agricultural chemical firm FMC Corp. ― sold by period-end ― declined in value due to excess inventory and struggles in overseas markets

↓ An overweight position in analog chipmaker ON Semiconductor Corp. lost value due to softening demand, especially among its automotive and industrial customers

↓ An overweight position in discount chain Dollar Tree Inc. ― sold by period-end ― lost value over concerns about competition, product theft, and firm strategy

↓ Among sectors, stock selections in the consumer staples and energy sectors, and stock selections and an overweight exposure to the materials sector hurt returns

↑ An overweight position in international broker/dealer Interactive Brokers Group Inc. doubled in value on strong account growth, commission revenues, and margins

↑ An overweight position in conglomerate 3M Co. grew in value as it settled class-action suits, spun off its health care business, and hired a new CEO and CFO

↑ An overweight position in aluminum producer Alcoa Corp. ― sold by period-end ― increased in value over rising aluminum prices and customer demand

↑ Among sectors, stock selections in industrials and consumer discretionary, and stock selections and an overweight exposure to utilities helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 1000® Value Index
2/15	$10,000	$10,000	$10,000
3/15	$9,888	$9,898	$9,864
4/15	$9,909	$9,943	$9,956
5/15	$10,032	$10,081	$10,076
6/15	$9,774	$9,912	$9,875
7/15	$9,974	$10,078	$9,918
8/15	$9,337	$9,469	$9,327
9/15	$9,036	$9,193	$9,046
10/15	$9,738	$9,920	$9,728
11/15	$9,781	$9,975	$9,765
12/15	$9,641	$9,770	$9,555
1/16	$9,238	$9,219	$9,062
2/16	$9,050	$9,216	$9,059
3/16	$9,584	$9,864	$9,712
4/16	$9,648	$9,926	$9,916
5/16	$9,785	$10,103	$10,070
6/16	$9,749	$10,124	$10,157
7/16	$9,951	$10,526	$10,452
8/16	$9,966	$10,553	$10,532
9/16	$9,850	$10,569	$10,511
10/16	$9,656	$10,340	$10,348
11/16	$9,966	$10,803	$10,939
12/16	$10,284	$11,014	$11,212
1/17	$10,415	$11,221	$11,292
2/17	$10,742	$11,639	$11,698
3/17	$10,655	$11,647	$11,579
4/17	$10,713	$11,770	$11,557
5/17	$10,735	$11,891	$11,546
6/17	$10,960	$11,998	$11,734
7/17	$11,011	$12,224	$11,890
8/17	$10,924	$12,248	$11,752
9/17	$11,316	$12,546	$12,100
10/17	$11,505	$12,820	$12,188
11/17	$11,956	$13,209	$12,561
12/17	$12,269	$13,341	$12,744
1/18	$12,739	$14,045	$13,237
2/18	$12,231	$13,527	$12,605
3/18	$12,142	$13,255	$12,383
4/18	$12,358	$13,306	$12,424
5/18	$12,343	$13,681	$12,498
6/18	$12,418	$13,771	$12,529
7/18	$13,068	$14,228	$13,025
8/18	$13,364	$14,728	$13,217
9/18	$13,460	$14,752	$13,243
10/18	$12,453	$13,666	$12,558
11/18	$12,671	$13,939	$12,933
12/18	$11,455	$12,642	$11,691
1/19	$12,375	$13,727	$12,601
2/19	$12,788	$14,210	$13,003
3/19	$12,856	$14,417	$13,086
4/19	$13,734	$14,993	$13,550
5/19	$12,736	$14,023	$12,679
6/19	$13,682	$15,008	$13,589
7/19	$13,940	$15,231	$13,702
8/19	$13,529	$14,920	$13,299
9/19	$13,935	$15,182	$13,773
10/19	$14,022	$15,509	$13,966
11/19	$14,619	$16,099	$14,398
12/19	$15,056	$16,564	$14,794
1/20	$14,772	$16,545	$14,475
2/20	$13,261	$15,191	$13,074
3/20	$10,852	$13,102	$10,839
4/20	$12,194	$14,837	$12,058
5/20	$12,656	$15,630	$12,471
6/20	$12,541	$15,988	$12,388
7/20	$13,136	$16,896	$12,878
8/20	$13,674	$18,120	$13,411
9/20	$13,309	$17,460	$13,081
10/20	$13,063	$17,083	$12,909
11/20	$14,732	$19,161	$14,646
12/20	$15,239	$20,023	$15,207
1/21	$15,010	$19,934	$15,068
2/21	$16,125	$20,557	$15,979
3/21	$17,011	$21,294	$16,919
4/21	$17,705	$22,392	$17,595
5/21	$17,989	$22,494	$18,006
6/21	$17,797	$23,049	$17,800
7/21	$17,760	$23,438	$17,942
8/21	$18,062	$24,107	$18,298
9/21	$17,541	$23,025	$17,661
10/21	$18,500	$24,582	$18,558
11/21	$17,687	$24,208	$17,904
12/21	$18,680	$25,161	$19,033
1/22	$18,770	$23,681	$18,590
2/22	$18,900	$23,085	$18,374
3/22	$19,111	$23,833	$18,893
4/22	$18,079	$21,694	$17,827
5/22	$18,420	$21,665	$18,174
6/22	$16,947	$19,853	$16,586
7/22	$18,069	$21,715	$17,686
8/22	$17,538	$20,905	$17,159
9/22	$16,206	$18,967	$15,654
10/22	$17,969	$20,522	$17,259
11/22	$18,890	$21,593	$18,338
12/22	$17,891	$20,329	$17,599
1/23	$18,938	$21,729	$18,511
2/23	$18,140	$21,221	$17,858
3/23	$17,322	$21,788	$17,776
4/23	$17,674	$22,021	$18,044
5/23	$17,239	$22,106	$17,348
6/23	$18,275	$23,616	$18,500
7/23	$19,166	$24,462	$19,151
8/23	$18,472	$23,990	$18,634
9/23	$17,664	$22,847	$17,915
10/23	$16,814	$22,242	$17,282
11/23	$17,985	$24,316	$18,586
12/23	$19,200	$25,605	$19,616
1/24	$18,607	$25,889	$19,636
2/24	$19,506	$27,291	$20,361
3/24	$20,607	$28,171	$21,379
4/24	$20,406	$26,931	$20,465
5/24	$21,072	$28,204	$21,114
6/24	$20,564	$29,077	$20,916
7/24	$21,241	$29,617	$21,985
8/24	$21,400	$30,262	$22,575
9/24	$21,887	$30,888	$22,888
10/24	$21,612	$30,661	$22,636
11/24	$22,944	$32,701	$24,081
12/24	$21,391	$31,701	$22,434
1/25	$22,108	$32,702	$23,473
2/25	$22,270	$32,076	$23,568

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	12.48%	10.59%	8.33%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	11.48%	10.59%	8.33%
Russell 3000® Index	17.53%	16.11%	12.35%
Russell 1000® Value Index	15.75%	12.50%	8.94%

AssetsNet	$ 239,017,397
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,536,666
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$239,017,397
# of Portfolio Holdings	36
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$1,536,666

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	1.4%
Energy	2.7%
Real Estate	2.8%
Short-Term Investments	2.8%
Materials	3.1%
Communication Services	5.8%
Utilities	5.9%
Information Technology	7.0%
Consumer Discretionary	8.0%
Consumer Staples	9.4%
Industrials	14.0%
Health Care	17.6%
Financials	19.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Wells Fargo & Co.	4.1%
Walt Disney Co.	4.0%
AbbVie, Inc.	3.6%
3M Co.	3.6%
Bristol-Myers Squibb Co.	3.4%
Travelers Cos., Inc.	3.4%
McDonald's Corp.	3.4%
Clorox Co.	3.2%
Ball Corp.	3.1%
American International Group, Inc.	3.1%
Total	34.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000098133
Shareholder Report [Line Items]
Fund Name	Eaton Vance Focused Value Opportunities Fund
Class Name	Class I
Trading Symbol	EIFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Focused Value Opportunities Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight holding in agricultural chemical firm FMC Corp. ― sold by period-end ― declined in value due to excess inventory and struggles in overseas markets

↓ An overweight position in analog chipmaker ON Semiconductor Corp. lost value due to softening demand, especially among its automotive and industrial customers

↓ An overweight position in discount chain Dollar Tree Inc. ― sold by period-end ― lost value over concerns about competition, product theft, and firm strategy

↓ Among sectors, stock selections in the consumer staples and energy sectors, and stock selections and an overweight exposure to the materials sector hurt returns

↑ An overweight position in international broker/dealer Interactive Brokers Group Inc. doubled in value on strong account growth, commission revenues, and margins

↑ An overweight position in conglomerate 3M Co. grew in value as it settled class-action suits, spun off its health care business, and hired a new CEO and CFO

↑ An overweight position in aluminum producer Alcoa Corp. ― sold by period-end ― increased in value over rising aluminum prices and customer demand

↑ Among sectors, stock selections in industrials and consumer discretionary, and stock selections and an overweight exposure to utilities helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Value Index
2/15	$1,000,000	$1,000,000	$1,000,000
3/15	$989,627	$989,834	$986,387
4/15	$992,390	$994,311	$995,609
5/15	$1,005,810	$1,008,064	$1,007,574
6/15	$980,972	$991,199	$987,456
7/15	$1,001,558	$1,007,777	$991,786
8/15	$938,388	$946,938	$932,718
9/15	$909,285	$919,344	$904,559
10/15	$980,977	$991,959	$972,811
11/15	$985,948	$997,458	$976,534
12/15	$972,344	$976,985	$955,533
1/16	$932,757	$921,858	$906,159
2/16	$914,038	$921,561	$905,930
3/16	$968,735	$986,445	$971,188
4/16	$975,929	$992,558	$991,590
5/16	$990,319	$1,010,315	$1,006,991
6/16	$987,448	$1,012,393	$1,015,699
7/16	$1,009,049	$1,052,572	$1,045,190
8/16	$1,011,215	$1,055,257	$1,053,249
9/16	$1,001,131	$1,056,915	$1,051,054
10/16	$981,678	$1,034,048	$1,034,787
11/16	$1,014,095	$1,080,324	$1,093,888
12/16	$1,048,010	$1,101,405	$1,121,227
1/17	$1,061,150	$1,122,135	$1,129,215
2/17	$1,096,203	$1,163,869	$1,169,792
3/17	$1,088,165	$1,164,661	$1,157,876
4/17	$1,094,737	$1,177,006	$1,155,703
5/17	$1,097,656	$1,189,052	$1,154,570
6/17	$1,121,763	$1,199,782	$1,173,444
7/17	$1,127,940	$1,222,404	$1,189,040
8/17	$1,119,897	$1,224,759	$1,175,189
9/17	$1,161,595	$1,254,629	$1,209,996
10/17	$1,181,340	$1,282,007	$1,218,781
11/17	$1,228,896	$1,320,936	$1,256,102
12/17	$1,262,042	$1,334,138	$1,274,438
1/18	$1,311,251	$1,404,461	$1,323,710
2/18	$1,260,533	$1,352,693	$1,260,501
3/18	$1,251,447	$1,325,539	$1,238,328
4/18	$1,274,915	$1,330,577	$1,242,416
5/18	$1,274,906	$1,368,140	$1,249,791
6/18	$1,283,982	$1,377,087	$1,252,886
7/18	$1,352,112	$1,422,787	$1,302,474
8/18	$1,383,822	$1,472,752	$1,321,725
9/18	$1,394,454	$1,475,190	$1,324,347
10/18	$1,292,289	$1,366,568	$1,255,770
11/18	$1,315,173	$1,393,939	$1,293,262
12/18	$1,190,623	$1,264,205	$1,169,076
1/19	$1,286,193	$1,372,717	$1,260,070
2/19	$1,330,901	$1,420,995	$1,300,332
3/19	$1,339,666	$1,441,744	$1,308,599
4/19	$1,431,723	$1,499,315	$1,355,016
5/19	$1,328,268	$1,402,292	$1,267,893
6/19	$1,428,225	$1,500,784	$1,358,908
7/19	$1,457,149	$1,523,093	$1,370,172
8/19	$1,414,637	$1,492,044	$1,329,882
9/19	$1,458,761	$1,518,231	$1,377,329
10/19	$1,468,467	$1,550,914	$1,396,581
11/19	$1,532,885	$1,609,867	$1,439,758
12/19	$1,580,071	$1,656,350	$1,479,364
1/20	$1,550,885	$1,654,541	$1,447,538
2/20	$1,393,983	$1,519,078	$1,307,350
3/20	$1,141,278	$1,310,178	$1,083,931
4/20	$1,284,507	$1,483,698	$1,205,788
5/20	$1,333,776	$1,563,044	$1,247,109
6/20	$1,322,819	$1,598,778	$1,238,831
7/20	$1,386,689	$1,689,562	$1,287,806
8/20	$1,444,694	$1,811,961	$1,341,057
9/20	$1,407,270	$1,745,986	$1,308,116
10/20	$1,382,935	$1,708,302	$1,290,924
11/20	$1,560,714	$1,916,122	$1,464,571
12/20	$1,615,170	$2,002,325	$1,520,722
1/21	$1,592,537	$1,993,419	$1,506,795
2/21	$1,711,352	$2,055,727	$1,597,855
3/21	$1,807,513	$2,129,411	$1,691,880
4/21	$1,882,950	$2,239,180	$1,759,540
5/21	$1,914,061	$2,249,402	$1,800,616
6/21	$1,896,143	$2,304,870	$1,779,996
7/21	$1,893,333	$2,343,846	$1,794,222
8/21	$1,927,277	$2,410,688	$1,829,804
9/21	$1,873,532	$2,302,525	$1,766,112
10/21	$1,977,251	$2,458,232	$1,855,791
11/21	$1,892,390	$2,420,815	$1,790,393
12/21	$2,000,117	$2,516,143	$1,903,342
1/22	$2,011,547	$2,368,103	$1,859,006
2/22	$2,027,132	$2,308,452	$1,837,433
3/22	$2,051,029	$2,383,330	$1,889,302
4/22	$1,941,932	$2,169,444	$1,782,739
5/22	$1,980,376	$2,166,536	$1,817,394
6/22	$1,823,484	$1,985,286	$1,658,605
7/22	$1,946,088	$2,171,542	$1,768,592
8/22	$1,891,020	$2,090,501	$1,715,895
9/22	$1,748,674	$1,896,651	$1,565,434
10/22	$1,939,854	$2,052,188	$1,725,938
11/22	$2,040,639	$2,159,304	$1,833,794
12/22	$1,933,710	$2,032,869	$1,759,871
1/23	$2,049,365	$2,172,879	$1,851,068
2/23	$1,963,975	$2,122,093	$1,785,801
3/23	$1,877,504	$2,178,836	$1,777,577
4/23	$1,916,416	$2,202,050	$1,804,360
5/23	$1,872,099	$2,210,617	$1,734,770
6/23	$1,985,593	$2,361,570	$1,850,005
7/23	$2,083,954	$2,446,225	$1,915,061
8/23	$2,010,453	$2,399,004	$1,863,361
9/23	$1,925,063	$2,284,729	$1,791,455
10/23	$1,833,187	$2,224,164	$1,728,248
11/23	$1,961,813	$2,431,563	$1,858,644
12/23	$2,097,552	$2,560,538	$1,961,600
1/24	$2,034,058	$2,588,916	$1,963,631
2/24	$2,134,312	$2,729,055	$2,036,068
3/24	$2,255,732	$2,817,087	$2,137,861
4/24	$2,235,681	$2,693,130	$2,046,541
5/24	$2,310,315	$2,820,373	$2,111,417
6/24	$2,256,846	$2,907,684	$2,091,556
7/24	$2,333,708	$2,961,735	$2,198,479
8/24	$2,352,645	$3,026,208	$2,257,454
9/24	$2,408,342	$3,088,808	$2,288,787
10/24	$2,380,493	$3,066,125	$2,263,597
11/24	$2,528,648	$3,270,096	$2,408,147
12/24	$2,359,186	$3,170,145	$2,243,448
1/25	$2,441,193	$3,270,221	$2,347,286
2/25	$2,424,620	$3,207,551	$2,356,817

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	13.60%	11.70%	9.25%
Russell 3000® Index	17.53%	16.11%	12.35%
Russell 1000® Value Index	15.75%	12.50%	8.94%

AssetsNet	$ 239,017,397
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,536,666
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$239,017,397
# of Portfolio Holdings	36
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$1,536,666

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	1.4%
Energy	2.7%
Real Estate	2.8%
Short-Term Investments	2.8%
Materials	3.1%
Communication Services	5.8%
Utilities	5.9%
Information Technology	7.0%
Consumer Discretionary	8.0%
Consumer Staples	9.4%
Industrials	14.0%
Health Care	17.6%
Financials	19.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Wells Fargo & Co.	4.1%
Walt Disney Co.	4.0%
AbbVie, Inc.	3.6%
3M Co.	3.6%
Bristol-Myers Squibb Co.	3.4%
Travelers Cos., Inc.	3.4%
McDonald's Corp.	3.4%
Clorox Co.	3.2%
Ball Corp.	3.1%
American International Group, Inc.	3.1%
Total	34.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122